Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
FHLB Advance (Sep 20, 2015) [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	$ 0	$ 5,000
Unrealized losses	$ 0	$ (109)
Fixed interest rate payable	0.00%	3.54%
Maturity date	Sep. 20, 2015
FHLB Advance (Sep 20, 2015) [Member] | Three month LIBOR plus 0.22% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.00%	0.47%
FHLB Advance (Jul 19, 2016) [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	$ 10,000	$ 10,000
Unrealized losses	$ (276)	$ (186)
Fixed interest rate payable	2.09%	2.09%
Maturity date	Mar. 15, 2020
FHLB Advance (Jul 19, 2016) [Member] | Three month LIBOR plus 0.25% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.35%	0.00%
Federal Home Loan Banks Advance Four [Member] [Domain] [Domain]
Interest-rate swaps designated as cash flow hedges
Notional amount	$ 10,000	$ 10,000
Unrealized losses	$ (339)	$ (197)
Fixed interest rate payable	2.23%	2.23%
Maturity date	Jun. 15, 2020
Federal Home Loan Banks Advance Four [Member] [Domain] [Domain] | Three month LIBOR plus 0.25% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.35%	0.00%
Federal Home Loan Banks Advance Five [Member] [Domain] [Domain] [Domain]
Interest-rate swaps designated as cash flow hedges
Notional amount	$ 10,000	$ 10,000
Unrealized losses	$ (496)	$ (230)
Fixed interest rate payable	2.62%	2.62%
Derivative, Start Date	Mar. 15, 2016
Maturity date	Mar. 15, 2021
Federal Home Loan Banks Advance Five [Member] [Domain] [Domain] [Domain] | Three month LIBOR plus 0.25% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.00%	0.00%
Federal Home Loan Banks Advance Two [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	$ 10,000	$ 10,000
Unrealized losses	$ (154)	$ (434)
Fixed interest rate payable	3.69%	3.69%
Maturity date	Jul. 19, 2016
Variable interest rate receivable, Three/One month LIBOR plus or less	0.25%	0.25%
Federal Home Loan Banks Advance Two [Member] | Three Month London Interbank Offered Rate Plus Zero Point Twenty Five Percentage [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.57%	0.48%